Employee Stock Purchase Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Employee Stock Purchase Plan [Abstract]
Employee Stock Purchase Plan

(15) Employee Stock Purchase Plan

The Company adopted an Employee Stock Purchase Plan (the “ESPP Plan”) in connection with the consummation of the Mergers in July 2023. All qualified employees may voluntarily enroll to purchase shares of the Company’s common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock of the offering periods or the applicable purchase date. As of March 31, 2024, 2,628,996 shares were reserved for future issuance under the ESPP Plan.

(17) Employee Stock Purchase Plan

The Company adopted an Employee Stock Purchase Plan (the “ESPP Plan”) in connection with the consummation of the Mergers in July 2023. All qualified employees may voluntarily enroll to purchase the Company’s common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock of the offering periods or the applicable purchase date. As of December 31, 2023, 2,628,996 shares were reserved for future issuance under the ESPP Plan.